UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06520

AMG FUNDS I

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: September 30th

Date of reporting period: DECEMBER 31, 2015 (1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG Managers Brandywine Fund Schedule of Portfolio Investments (unaudited) December 31, 2015

Shares		Cost	Value
Common Stocks - 97.7%
Consumer Discretionary
	Apparel Retail - 3.0%
703,510	American Eagle Outfitters, Inc.[1]	$10,226,896	$10,904,405
120,035	Genesco, Inc.*	7,377,036	6,821,589
69,690	The TJX Cos., Inc.	4,483,053	4,941,718
	Apparel, Accessories & Luxury Goods - 1.8%
221,430	VF Corp.	9,319,939	13,784,018
	Automotive Retail - 2.7%
142,025	Murphy USA, Inc.*	7,802,944	8,626,598
46,010	O’Reilly Automotive, Inc.*	11,340,345	11,659,854
	Cable & Satellite - 1.7%
67,695	Charter Communications, Inc., Class A*,1	12,458,060	12,394,955
	Consumer Electronics - 1.4%
109,475	Harman International Industries, Inc.	11,867,824	10,313,640
	Footwear - 0.4%
53,440	NIKE, Inc., Class B	1,982,275	3,340,000
	General Merchandise Stores - 0.2%
86,625	Ollie’s Bargain Outlet Holdings, Inc.*,1	1,811,714	1,473,491
	Home Furnishings - 1.5%
154,680	Tempur Sealy International, Inc.*	11,561,209	10,898,753
	Household Appliances - 1.4%
111,810	Helen of Troy, Ltd.*	8,529,249	10,538,093
	Internet Retail - 6.6%
26,190	Amazon.com, Inc.*	10,192,556	17,701,559
344,755	Duluth Holdings, Inc.*	4,437,184	5,029,975
107,460	Netflix, Inc.*	12,106,014	12,291,275
11,446	The Priceline Group, Inc.*	13,395,126	14,593,078
	Specialty Stores - 1.0%
254,234	Sally Beauty Holdings, Inc.*	7,181,181	7,090,586

Total Consumer Discretionary		146,072,605	162,403,587
	This sector is 11.2% above your Fund’s cost.

Consumer Staples
	Food Retail - 0.1%
24,890	The Kroger Co.	928,146	1,041,149
	Packaged Foods & Meats - 0.1%
17,060	Calavo Growers, Inc.[1]	855,811	835,940
	Personal Products - 1.7%
141,280	The Estee Lauder Cos., Inc., Class A	11,765,107	12,441,117

Total Consumer Staples		13,549,064	14,318,206
	This sector is 5.7% above your Fund’s cost.

Shares		Cost	Value
Financials
	Investment Banking & Brokerage - 1.8%
398,845	The Charles Schwab Corp.	$11,647,372	$13,133,966
	Property & Casualty Insurance - 3.0%
205,090	The Allstate Corp.	12,117,849	12,734,038
279,320	FNF Group	10,257,915	9,684,024
	Specialized Finance - 1.7%
137,535	CME Group, Inc.	12,922,783	12,460,671
	Specialized REITs - 1.7%
134,420	American Tower Corp.	13,179,074	13,032,019
	Thrifts & Mortgage Finance - 0.9%
77,740	LendingTree, Inc.*,1	7,317,673	6,940,627

Total Financials		67,442,666	67,985,345
	This sector is 0.8% above your Fund’s cost.

Health Care
	Biotechnology - 1.5%
111,500	Gilead Sciences, Inc.	11,380,926	11,282,685
	Health Care Equipment - 3.7%
713,575	Boston Scientific Corp.*	12,650,222	13,158,323
211,380	Integra LifeSciences Holdings Corp.*	12,998,749	14,327,336
	Health Care Facilities - 4.8%
189,350	Acadia Healthcare Co., Inc.*	13,589,104	11,826,801
145,550	AmSurg Corp.*	12,011,241	11,061,800
233,460	VCA, Inc.*	11,924,132	12,840,300
	Life Sciences Tools & Services - 1.8%
96,530	Thermo Fisher Scientific, Inc.	12,607,904	13,692,780
	Managed Health Care - 1.5%
91,780	UnitedHealth Group, Inc.	7,086,243	10,796,999
	Pharmaceuticals - 1.6%
142,925	Eli Lilly & Co.	11,600,025	12,042,860

Total Health Care		105,848,546	111,029,884
	This sector is 4.9% above your Fund’s cost.

Industrials
	Aerospace & Defense - 3.1%
96,000	Orbital ATK, Inc.	7,894,615	8,576,640
293,200	Spirit AeroSystems Holdings, Inc., Class A*	11,309,195	14,680,524
	Airlines - 1.5%
228,520	Delta Air Lines, Inc.	10,523,285	11,583,679
	Building Products - 3.3%
101,045	Allegion PLC	6,636,608	6,660,886
156,940	Apogee Enterprises, Inc.	7,760,638	6,828,459
156,295	Trex Co., Inc.*	6,072,741	5,945,462
201,590	USG Corp.*	4,871,626	4,896,621
	Construction & Engineering - 1.3%
134,930	Dycom Industries, Inc.*,1	10,709,455	9,439,703

AMG Managers Brandywine Fund Schedule of Portfolio Investments (continued)

Shares		Cost	Value
Industrials (continued)
	Construction Machinery & Heavy Trucks - 1.1%
117,980	Wabtec Corp.	$3,185,758	$8,390,738
	Diversified Support Services - 2.9%
490,950	KAR Auction Services, Inc.	16,288,400	18,179,879
107,440	Mobile Mini, Inc.	3,752,019	3,344,607
	Human Resources & Employment Services - 0.3%
49,130	On Assignment, Inc.*	2,191,864	2,208,394
	Research & Consulting Services - 1.1%
165,895	The Advisory Board Co.*	8,167,553	8,230,051

Total Industrials		99,363,757	108,965,643
	This sector is 9.7% above your Fund’s cost.

Information Technology
	Application Software - 8.2%
253,765	Atlassian Corp. PLC, Class A*	6,922,842	7,633,251
225,110	Callidus Software, Inc.*	3,262,661	4,180,293
263,370	Guidewire Software, Inc.*	13,586,062	15,844,339
252,725	Mobileye NV*,1	11,211,085	10,685,213
205,760	Salesforce.com, Inc.*	14,333,353	16,131,584
203,405	Synchronoss Technologies, Inc.*	8,013,997	7,165,958
	Communications Equipment - 1.4%
61,160	Palo Alto Networks, Inc.*	11,740,193	10,772,722
	Data Processing & Outsourced Services - 4.5%
273,930	Black Knight Financial Services, Inc., Class A*,1	7,101,249	9,056,126
154,635	Global Payments, Inc.	11,087,062	9,975,504
183,705	Visa, Inc., Class A	13,439,444	14,246,323
	Home Entertainment Software - 4.0%
393,055	Activision Blizzard, Inc.	12,615,793	15,215,159
212,600	Electronic Arts, Inc.*	15,407,266	14,609,872
	Internet Software & Services - 7.6%
24,617	Alphabet, Inc., Class A*	16,953,494	19,152,272
595,515	Box, Inc., Class A*	7,662,305	8,313,389
211,145	Facebook, Inc., Class A*	14,208,141	22,098,436
106,165	LogMeln, Inc.*	7,573,592	7,123,672
	IT Consulting & Other Services - 1.5%
145,035	Luxoft Holding, Inc.*	5,495,603	11,186,550
	Semiconductors - 7.2%
127,850	Ambarella, Inc.*,1	7,411,116	7,126,359
742,460	Applied Micro Circuits Corp.*	4,861,292	4,729,470
117,415	Avago Technologies, Ltd.	9,856,677	17,042,787
149,025	NVIDIA Corp.	5,010,346	4,911,864
309,795	Silicon Motion Technology Corp., ADR	8,291,252	9,715,171
131,560	Skyworks Solutions, Inc.	11,145,913	10,107,755
	Systems Software - 0.9%
211,915	Qualys, Inc.*	7,446,484	7,012,267
Total Information Technology		234,637,222	264,036,336
	This sector is 12.5% above your Fund’s cost.

Shares		Cost	Value
Telecommunication Services
	Alternative Carriers - 0.2%
246,115	ORBCOMM, Inc.*,1	$1,378,244	$1,781,873
	This sector is 29.3% above your Fund’s cost.

Total Common Stocks		668,292,104	730,520,874

		Principal Amount
Short-Term Investments - 6.6%
Commercial Paper - 3.2%
	Enbridge Energy Partners, 0.95%, 01/04/16	$24,160,000	24,160,000
Repurchase Agreements - 3.4%[2]
	BNP Paribas Securities Corp., dated 12/31/15, due 01/04/16, 0.300%,total to be received $5,965,615 (collateralized by various U.S. Government Agency Obligations, 0.000% - 5.500%, 06/06/16 - 05/04/37, totaling $6,084,724)	5,965,416	5,965,416
	Citigroup Global Markets, Inc, dated 12/31/15, due 01/04/16, 0.340%,total to be received $5,965,641 (collateralized by various U.S. Government Agency Obligations, 0.000% - 11.500%, 01/15/16 - 04/01/51, totaling $6,084,724)	5,965,416	5,965,416
	HSBC Securities USA, Inc., dated 12/31/15, due 01/04/16, 0.290%,total to be received $4,766,655 (collateralized by U.S. Government Agency Obligations, 3.000%, 11/15/44, totaling $4,861,845)	4,766,501	4,766,501
	Nomura Securities International, Inc., dated 12/31/15, due 01/04/16, 0.330%, total to be received $5,965,635 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 01/15/16 - 12/01/65, totaling $6,084,724)	5,965,416	$5,965,416
	State of Wisconsin Investment Board, dated 12/31/15, due 01/04/16, 0.410%, total to be received $2,454,659 (collateralized by various U.S. Government Agency Obligations, 0.125% - 2.500%, 01/15/17 - 02/15/42, totaling $2,505,441)	2,454,547	2,454,547

Total Repurchase Agreements		25,117,296	25,117,296

AMG Managers Brandywine Fund Schedule of Portfolio Investments (continued)

Shares		Cost	Value
Other Investment Companies - 0.0%3,#
102,703	Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.26%	$102,703	$102,703

Total Short-Term Investments		49,379,999	49,379,999

	Cost	Value
Total Investments - 104.3%	$717,672,103	$779,900,873

Other Assets, less Liabilities - (4.3)%		(32,172,854)
Total Net Assets - 100.0%		$747,728,019

AMG Managers Brandywine Blue Fund Schedule of Portfolio Investments (unaudited) December 31, 2015

Shares		Cost	Value
Common Stocks - 97.5%
Consumer Discretionary
	Apparel Retail - 1.1%
25,000	The TJX Cos., Inc.	$1,608,214	$1,772,750
	Apparel, Accessories & Luxury Goods - 1.8%
49,955	VF Corp.	1,929,767	3,109,699
	Automotive Retail - 2.1%
13,780	O’Reilly Automotive, Inc.*	3,434,073	3,492,128
	Cable & Satellite - 1.6%
15,010	Charter Communications, Inc., Class A*,1	2,762,323	2,748,331
	Consumer Electronics - 1.9%
35,010	Harman International Industries, Inc.	4,437,999	3,298,292
	Footwear - 4.0%
110,130	NIKE, Inc., Class B	4,484,034	6,883,125
	Home Improvement Retail - 2.5%
32,150	The Home Depot, Inc.	3,703,973	4,251,837
	Homebuilding - 2.5%
133,495	D.R. Horton, Inc.	3,678,054	4,275,845
	Internet Retail - 6.3%
6,473	Amazon.com, Inc.*	2,519,145	4,375,036
27,200	Netflix, Inc.*	3,363,593	3,111,136
2,602	The Priceline Group, Inc.*	3,037,738	3,317,420
	Restaurants - 2.6%
74,200	Starbucks Corp.	2,720,465	4,454,226

Total Consumer Discretionary		37,679,378	45,089,825
	This sector is 19.7% above your Fund’s cost.

Consumer Staples
	Food Retail - 2.3%
95,000	The Kroger Co.	3,571,080	3,973,850
	Household Products - 2.4%
47,960	Church & Dwight Co., Inc.	3,660,833	4,070,845
	Personal Products - 2.1%
40,500	The Estee Lauder Cos., Inc., Class A	3,393,970	3,566,430

Total Consumer Staples		10,625,883	11,611,125
	This sector is 9.3% above your Fund’s cost.

Financials
	Insurance Brokers - 3.3%
103,165	Marsh & McLennan Cos., Inc.	3,341,679	5,720,499
	Investment Banking & Brokerage - 2.3%
119,185	The Charles Schwab Corp.	3,480,245	3,924,762
	Property & Casualty Insurance - 4.2%
58,980	The Allstate Corp.	3,477,183	3,662,068
101,692	FNF Group	3,747,515	3,525,662

Shares		Cost	Value
	Specialized Finance - 2.2%
41,225	CME Group, Inc.	$3,873,324	$3,734,985
	Specialized REITs - 2.6%
45,040	American Tower Corp.	4,270,695	4,366,628

Total Financials		22,190,641	24,934,604
	This sector is 12.4% above your Fund’s cost.

Health Care
	Biotechnology - 2.0%
34,000	Gilead Sciences, Inc.	3,478,997	3,440,460
	Health Care Equipment - 2.4%
225,450	Boston Scientific Corp.*	3,928,353	4,157,298
	Life Sciences Tools & Services - 2.8%
33,500	Thermo Fisher Scientific, Inc.	4,414,078	4,751,975
	Managed Health Care - 2.0%
28,800	UnitedHealth Group, Inc.	3,443,316	3,388,032
	Pharmaceuticals - 2.1%
41,400	Eli Lilly & Co.	3,376,597	3,488,364

Total Health Care		18,641,341	19,226,129
	This sector is 3.1% above your Fund’s cost.

Industrials
	Airlines - 2.1%
69,015	Delta Air Lines, Inc.	3,185,398	3,498,370
	Building Products - 2.0%
52,165	Allegion PLC	3,419,144	3,438,717
	Construction Machinery & Heavy Trucks - 1.7%
41,970	Wabtec Corp.	2,863,738	2,984,906
	Diversified Support Services - 2.6%
118,500	KAR Auction Services, Inc.	4,432,054	4,388,055

Total Industrials		13,900,334	14,310,048
	This sector is 2.9% above your Fund’s cost.

Information Technology
	Application Software - 7.4%
80,400	Mobileye NV*,1	3,563,790	3,399,312
69,500	Salesforce.com, Inc.*	4,843,963	5,448,800
65,520	Splunk, Inc.*	3,749,824	3,853,231
	Communications Equipment - 1.9%
18,565	Palo Alto Networks, Inc.*	3,563,479	3,270,039
	Data Processing & Outsourced Services - 4.4%
48,825	Global Payments, Inc.	3,499,289	3,149,701
55,500	Visa, Inc., Class A	4,034,502	4,304,025
	Home Entertainment Software - 4.4%
105,000	Activision Blizzard, Inc.	3,286,715	4,064,550
49,030	Electronic Arts, Inc.*	3,547,832	3,369,342

AMG Managers Brandywine Blue Fund Schedule of Portfolio Investments (continued)

Shares		Cost	Value
Information Technology (continued)
	Internet Software & Services - 5.6%
5,577	Alphabet, Inc., Class A*	$3,840,827	$4,338,962
50,480	Facebook, Inc., Class A*	3,398,834	5,283,237
	Semiconductors - 6.3%
32,510	Avago Technologies, Ltd.	2,683,290	4,718,826
82,800	NVIDIA Corp.	2,780,894	2,729,088
42,800	Skyworks Solutions, Inc.	3,612,471	3,288,324

Total Information Technology		46,405,710	51,217,437
	This sector is 10.4% above your Fund’s cost.

Total Common Stocks		149,443,287	166,389,168

		Principal Amount

Short-Term Investments - 6.8%
Commercial Paper - 5.1%
	Enbridge Energy Partners, 0.95%, 01/04/16	$8,693,000	$8,693,000
Repurchase Agreements - 1.6%[2]
	BNP Paribas Securities Corp., dated 12/31/15, due 01/04/16, 0.310%, total to be received $817,210 (collateralized by various U.S. Government Agency Obligations, 0.000% - 4.500%, 06/09/16 - 05/20/45, totaling $833,525)	817,181	817,181
	Citigroup Global Markets Inc, dated 12/31/15, due 01/04/16, 0.340%, total to be received $1,000,036 (collateralized by various U.S. Government Agency Obligations, 0.000% - 11.500%, 01/15/16 - 04/01/51, totaling $1,020,000)	1,000,000	1,000,000

Shares		Principal Amount	Value
	Nomura Securities International, Inc., dated 12/31/15, due 01/04/16, 0.330%, total to be received $1,000,036 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 01/15/16 - 12/01/65 totaling $1,020,000)	$1,000,000	$1,000,000

Total Repurchase Agreements		2,817,181	2,817,181

		Cost

Other Investment Companies - 0.1%[3]
101,166	Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.26%	101,166	101,166

Total Short-Term Investments		11,611,347	11,611,347
Total Investments - 104.3%		$161,054,634	178,000,515

Other Assets, less Liabilities - (4.3)%			(7,419,550)
Total Net Assets - 100.0%			$170,580,965

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At December 31, 2015, the approximate cost of investments for federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Managers Brandywine Fund	$718,065,156	$78,913,999	$(17,078,282)	$61,835,717
AMG Managers Brandywine Blue Fund	161,161,066	20,105,569	(3,266,120)	16,839,449

*	Non-income producing security.
#	Rounds to less than 0.01%.
[1]	Some or all of these securities were out on loan to various brokers as of December 31, 2015, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Managers Brandywine Fund	$24,533,399	3.3%
AMG Managers Brandywine Blue Fund	2,796,669	1.6%

[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the December 31, 2015, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Fund LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager for the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

Notes to Schedules of Portfolio Investments (continued)

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following tables summarize the inputs used to value the Funds’ investment by the above fair value hierarchy levels as of December 31, 2015:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Brandywine Fund
Investments in Securities
Common Stocks†	$730,520,874	—	—	$730,520,874
Short-Term Investments
Commercial Paper	—	$24,160,000	—	24,160,000
Repurchase Agreements	—	25,117,296	—	25,117,296
Other Investment Companies	102,703	—	—	102,703

Total Investments in Securities	$730,623,577	$49,277,296	—	$779,900,873

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Brandywine Blue Fund
Investments in Securities
Common Stocks†	$166,389,168	—	—	$166,389,168
Short-Term Investments
Commercial Paper	—	$8,693,000	—	8,693,000
Repurchase Agreements	—	2,817,181	—	2,817,181
Other Investment Companies	101,166	—	—	101,166

Total Investments in Securities	$166,490,334	$11,510,181	—	$178,000,515

†	All common stocks held in the Funds are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.

As of December 31, 2015, the Funds had no transfers between levels from the beginning of the reporting period.

INVESTMENT DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

REIT: Real Estate Investment Trust.

AMG Managers Brandywine Advisors Mid Cap Growth Fund Schedule of Portfolio Investments (unaudited) December 31, 2015

Shares		Cost	Value
Common Stocks - 97.3%
Consumer Discretionary
	Apparel Retail - 2.4%
221,165	American Eagle Outfitters, Inc.[1]	$3,077,033	$3,428,057
	Automotive Retail - 2.6%
60,000	Murphy USA, Inc.*	3,270,002	3,644,400
	Consumer Electronics - 2.0%
29,845	Harman International Industries, Inc.	3,766,301	2,811,697
	Home Furnishings - 2.3%
45,635	Tempur Sealy International, Inc.*	3,417,727	3,215,442
	Homebuilding - 2.6%
113,425	D.R. Horton, Inc.	3,140,760	3,633,003
	Household Appliances - 2.8%
41,600	Helen of Troy, Ltd.*	3,174,343	3,920,800
	Housewares & Specialties - 3.0%
75,000	Jarden Corp.*	3,623,616	4,284,000
	Specialty Stores - 2.5%
125,000	Sally Beauty Holdings, Inc.*	3,287,416	3,486,250

Total Consumer Discretionary		26,757,198	28,423,649
	This sector is 6.2% above your Fund’s cost.

Consumer Staples
	Household Products - 2.8%
45,810	Church & Dwight Co., Inc.	3,499,882	3,888,353
	This sector is 11.1% above your Fund’s cost.

Financials
	Consumer Finance - 2.5%
85,435	OneMain Holdings, Inc.*,[1]	4,037,909	3,548,970
	Property & Casualty Insurance - 2.2%
88,710	FNF Group	3,225,076	3,075,576

Total Financials		7,262,985	6,624,546
	This sector is 8.8% below your Fund’s cost.

Health Care
	Health Care Equipment - 2.9%
59,445	Integra LifeSciences Holdings Corp.*	3,652,273	4,029,182
	Health Care Facilities - 7.8%
62,500	Acadia Healthcare Co., Inc.*	4,462,805	3,903,750
45,800	AmSurg Corp.*	3,747,765	3,480,800
65,500	VCA, Inc.*	3,307,930	3,602,500
	Life Sciences Tools & Services - 5.1%
67,410	INC Research Holdings, Inc., Class A*	3,006,127	3,270,059
28,000	Thermo Fisher Scientific, Inc.	3,708,901	3,971,800

Total Health Care		21,885,801	22,258,091
	This sector is 1.7% above your Fund’s cost.

Shares		Cost	Value
Industrials
	Aerospace & Defense - 5.5%
41,960	Orbital ATK, Inc.	$3,505,522	$3,748,706
	Spirit AeroSystems Holdings, Inc.,
78,760	Class A*	3,019,565	3,943,513
	Building Products - 4.4%
48,460	Allegion PLC	3,173,383	3,194,483
122,500	USG Corp.*	2,952,116	2,975,525
	Construction & Engineering - 2.1%
43,510	Dycom Industries, Inc.*	3,470,493	3,043,960
	Construction Machinery & Heavy Trucks - 2.1%
42,230	Wabtec Corp.	1,234,559	3,003,398
	Diversified Support Services - 2.8%
105,700	KAR Auction Services, Inc.	3,367,813	3,914,071
	Environmental & Facilities Services - 3.1%
79,000	Waste Connections, Inc.	3,796,835	4,449,280
	Human Resources & Employment Services - 2.3%
71,300	On Assignment, Inc.*	3,171,641	3,204,935
	Research & Consulting Services - 1.9%
54,200	The Advisory Board Co.*	2,651,210	2,688,862

Total Industrials		30,343,137	34,166,733
	This sector is 12.6% above your Fund’s cost.

Information Technology
	Application Software - 7.7%
71,000	Guidewire Software, Inc.*	3,703,959	4,271,360
75,690	Mobileye NV*,[1]	3,353,184	3,200,173
56,480	Splunk, Inc.*	3,186,658	3,321,589
	Data Processing & Outsourced Services - 4.4%
99,895	Black Knight Financial Services, Inc., Class A*	2,631,731	3,302,529
45,845	Global Payments, Inc.	3,285,453	2,957,461
	Home Entertainment Software - 2.2%
45,400	Electronic Arts, Inc.*	3,402,207	3,119,888
	IT Consulting & Other Services - 2.9%
52,820	Luxoft Holding, Inc.*	3,244,721	4,074,007
	Semiconductors - 8.1%
33,815	Avago Technologies, Ltd.	2,973,996	4,908,247
64,000	Qorvo, Inc.*	3,181,894	3,257,600
42,000	Skyworks Solutions, Inc.	3,268,986	3,226,860
	Systems Software - 4.3%
50,000	Imperva, Inc.*	3,255,971	3,165,500
45,000	Proofpoint, Inc.*	3,356,528	2,925,450

Total Information Technology		38,845,288	41,730,664
	This sector is 7.4% above your Fund’s cost.

Total Common Stocks		128,594,291	137,092,036

1

AMG Managers Brandywine Advisors Mid Cap Growth Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 7.1%
Commercial Paper - 5.2%
Enbridge Energy Partners, 0.95%, 01/04/16	$7,282,000	$7,282,000
Repurchase Agreements - 1.8%[2]
Citigroup Global Markets, Inc, dated 12/31/15, due 01/04/16, 0.340%,total to be received $1,000,038 (collateralized by various U.S. Government Agency Obligations, 0.000% - 11.500%, 01/15/16 - 04/01/51, totaling $1,020,000)	1,000,000	1,000,000
HSBC Securities USA, Inc., dated 12/31/15, due 01/04/16, 0.290%,total to be received $569,200 (collateralized by various U.S. Government Agency Obligations, 3.000%, 11/15/44, totaling $580,567)	569,182	569,182

Shares		Principal Amount	Value
	Nomura Securities International, Inc., dated 12/31/15, due 01/04/16, 0.330%, total to be received $1,000,037 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 01/15/16 - 12/01/65, totaling $1,020,000)	$1,000,000	$1,000,000

	Total Repurchase Agreements	2,569,182	2,569,182

		Cost
Other Investment Companies - 0.1%[3]
101,002	Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.26%	101,002	101,002

Total Short-Term Investments		9,952,184	9,952,184
Total Investments - 104.4%		$138,546,475	147,044,220

Other Assets, less Liabilities - (4.4)%			(6,202,091)
Total Net Assets - 100.0%			$140,842,129

2

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Based on the approximate cost of investments of $138,585,607 for federal income tax purposes at December 31, 2015, the aggregate gross unrealized appreciation and depreciation were $12,833,490 and $4,374,877, respectively, resulting in net unrealized appreciation of investments of $8,458,613.

*	Non-income producing security.

[1]	Some or all of these securities were out on loan to various brokers as of December 31, 2015, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Managers Brandywine Advisors Fund	$2,551,203	1.8%

[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

[3]	Yield shown represents the December 31, 2015, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Fund LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager for the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

3

Notes to Schedules of Portfolio Investments

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following tables summarize the inputs used to value the Fund’s investments by the above fair value hierarchy levels as of December 31, 2015:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Brandywine Advisors Mid Cap Growth Fund
Investments in Securities
Common Stocks†	$137,092,036	—	—	$137,092,036
Short-Term Investments
Commercial Paper	—	$7,282,000	—	7,282,000
Repurchase Agreements	—	2,569,182	—	2,569,182
Other Investment Companies	101,002	—	—	101,002

Total Investments in Securities	$137,193,038	$9,851,182	—	$147,044,220

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of December 31, 2015, the Fund had no transfers between levels from the beginning of the reporting period.

4

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG Funds I

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	1/28/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	1/28/2016

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date:	1/28/2016